T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2023 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.3%
COMMUNICATION SERVICES 0.4%
Entertainment 0.2%
Cinemark Holdings (1) 574,844 8,502
8,502
Interactive Media & Services 0.2%
Vimeo (1) 2,122,200 8,128
8,128
Total Communication Services 16,630
CONSUMER
DISCRETIONARY 10.3%
Automobiles 0.4%
Rivian Automotive, Class A (1) 1,199,262 18,565
18,565
Broadline Retail 1.0%
Ollie's Bargain Outlet Holdings (1) 753,528 43,659
43,659
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions (1) 331,169 25,497
Clear Secure, Class A  1,066,013 27,897
Rover Group, Acquisition Date:
8/2/21, Cost $— (1)(2) 361,837 9
Strategic Education  216,237 19,425
72,828
Hotels, Restaurants & Leisure 3.2%
BJ's Restaurants (1) 559,553 16,305
Chuy's Holdings (1) 634,629 22,752
Dutch Bros, Class A (1) 115,407 3,650
Fiesta Restaurant Group (1) 1,084,076 8,911
Marriott Vacations Worldwide  76,573 10,327
Papa John's International  550,355 41,238
Red Robin Gourmet Burgers (1) 254,225 3,641
Red Rock Resorts, Class A  255,898 11,405
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(3)(4) 2,059,233 8,258
Wyndham Hotels & Resorts  219,826 14,915
141,402
Household Durables 0.6%
Skyline Champion (1) 338,668 25,478
25,478
Specialty Retail 2.9%
Burlington Stores (1) 255,125 51,561
Caleres  283,900 6,141
Farfetch, Class A (1) 1,382,494 6,788
Five Below (1) 84,164 17,335
Monro  527,052 26,052
RH (1) 34,262 8,345
Warby Parker, Class A (1) 1,169,426 12,384
128,606
Shares/Par $ Value
(Cost and value in $000s)
‡
Textiles, Apparel & Luxury
Goods 0.6%
Skechers USA, Class A (1) 590,666 28,068
28,068
Total Consumer Discretionary 458,606
CONSUMER STAPLES 3.8%
Beverages 1.1%
Boston Beer, Class A (1) 103,023 33,864
Coca-Cola Consolidated  23,315 12,475
46,339
Consumer Staples Distribution &
Retail 0.0%
Fresh Market, EC (1)(3) 263,887 —
—
Food Products 1.8%
Nomad Foods (1) 609,225 11,417
Post Holdings (1) 272,301 24,472
Post Holdings Partnering (1) 412,390 4,210
Simply Good Foods (1) 260,766 10,371
TreeHouse Foods (1) 246,848 12,449
Utz Brands  1,028,374 16,937
79,856
Personal Care Products 0.9%
BellRing Brands (1) 1,111,599 37,794
37,794
Total Consumer Staples 163,989
ENERGY 4.6%
Energy Equipment & Services 1.0%
Cactus, Class A  263,387 10,859
Liberty Energy, Class A  1,316,141 16,860
NexTier Oilfield Solutions (1) 2,190,537 17,415
45,134
Oil, Gas & Consumable Fuels 3.6%
Devon Energy  445,224 22,533
Diamondback Energy  260,684 35,237
Kimbell Royalty Partners  253,707 3,864
Magnolia Oil & Gas, Class A  1,788,090 39,123
Range Resources  458,600 12,139
Southwestern Energy (1) 1,082,457 5,412
Venture Global LNG, Series
B, Acquisition Date: 3/8/18,
Cost $577 (1)(2)(3) 191 3,271
Venture Global LNG, Series C,
Acquisition Date: 5/25/17 - 3/8/18,
Cost $8,412 (1)(2)(3) 2,319 39,721
161,300
Total Energy 206,434
FINANCIALS 14.4%
Banks 6.4%
BankUnited  515,822 11,647
Blue Foundry Bancorp (1) 367,500 3,499
Cadence Bank  700,545 14,543
Capitol Federal Financial  910,444 6,127
Columbia Banking System  351,300 7,525

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(3) 13,013 1,007
CrossFirst Bankshares (1) 666,962 6,990
Dime Community Bancshares  492,118 11,181
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(3) 151,114 2,720
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(3) 74,220 1,336
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(3) 22,533 192
East West Bancorp  460,004 25,530
Eastern Bankshares  204,263 2,578
Equity Bancshares, Class A  342,800 8,354
FB Financial  458,279 14,243
First Bancshares  447,332 11,555
Five Star Bancorp  345,502 7,373
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(3) 245,627 592
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(3) 47,055 7
Heritage Commerce  1,368,894 11,403
Home BancShares  1,014,929 22,034
Kearny Financial  713,500 5,794
Live Oak Bancshares  547,305 13,338
Origin Bancorp  514,766 16,550
Pacific Premier Bancorp  487,899 11,719
Pinnacle Financial Partners  318,106 17,547
Popular  176,829 10,152
SouthState  330,103 23,523
Veritex Holdings  490,770 8,961
Western Alliance Bancorp  199,582 7,093
285,113
Capital Markets 1.5%
Cboe Global Markets  213,422 28,650
P10, Class A  1,038,055 10,494
StepStone Group, Class A  592,202 14,373
TMX Group (CAD)  138,279 13,966
67,483
Consumer Finance 0.7%
Encore Capital Group (1) 255,588 12,895
PRA Group (1) 508,069 19,794
32,689
Financial Services 2.0%
Conyers Park III Acquisition (1) 598,438 6,355
Essent Group  243,101 9,736
Payoneer Global (1) 3,252,176 20,424
PennyMac Financial Services  609,649 36,341
Toast, Class A (1) 922,088 16,367
89,223
Insurance 3.8%
Assurant  249,102 29,910
Axis Capital Holdings  616,740 33,625
Shares/Par $ Value
(Cost and value in $000s)
‡
First American Financial  215,171 11,976
Hanover Insurance Group  194,261 24,962
Kemper  277,602 15,174
Selective Insurance Group  543,244 51,787
167,434
Total Financials 641,942
HEALTH CARE 16.2%
Biotechnology 7.1%
Abcam, ADR (1) 1,523,490 20,506
Agios Pharmaceuticals (1) 219,400 5,040
Apellis Pharmaceuticals (1) 510,352 33,663
Argenx, ADR (1) 81,926 30,524
Ascendis Pharma, ADR (1) 253,431 27,173
Avid Bioservices (1) 857,083 16,079
Blueprint Medicines (1) 342,099 15,391
Cerevel Therapeutics Holdings (1) 284,354 6,935
Crinetics Pharmaceuticals (1) 205,065 3,293
CRISPR Therapeutics (1) 147,283 6,662
Cytokinetics (1) 256,900 9,040
Generation Bio (1) 497,579 2,140
Icosavax (1) 418,404 2,427
Insmed (1) 1,080,749 18,427
Ionis Pharmaceuticals (1) 385,371 13,773
Karuna Therapeutics (1) 112,007 20,345
Kura Oncology (1) 341,160 4,172
Kymera Therapeutics (1) 105,014 3,112
Leap Therapeutics, Acquisition Date:
9/28/20 - 3/6/23, Cost $153 (1)(2) 120,610 39
Monte Rosa Therapeutics (1) 209,491 1,632
Morphic Holding (1) 133,376 5,020
MorphoSys, ADR (1) 1,166,813 4,609
Nkarta (1) 520,310 1,847
Prometheus Biosciences (1) 133,125 14,287
Prothena (1) 165,748 8,034
RAPT Therapeutics (1) 248,207 4,555
Relay Therapeutics (1) 230,180 3,791
Repare Therapeutics (1) 205,900 2,026
Replimune Group (1) 117,234 2,070
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(2) 45,404 162
Scholar Rock Holding (1) 565,180 4,521
Tenaya Therapeutics (1) 62,288 178
Vaxcyte (1) 159,307 5,971
Verve Therapeutics (1) 244,414 3,524
Xencor (1) 381,706 10,646
Zentalis Pharmaceuticals (1) 216,245 3,719
315,333
Health Care Equipment &
Supplies 2.8%
ICU Medical (1) 154,499 25,486
Masimo (1) 122,731 22,649
Outset Medical (1) 752,089 13,838
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(3) 1,897,440 911
Penumbra (1) 80,708 22,493
PROCEPT BioRobotics (1) 588,023 16,700

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 252,817 22,523
124,600
Health Care Providers &
Services 3.6%
Alignment Healthcare (1) 1,272,842 8,095
dentalcorp Holdings (CAD) (1) 775,955 5,167
ModivCare (1) 261,695 22,003
Molina Healthcare (1) 150,740 40,322
NeoGenomics (1) 1,110,580 19,335
Option Care Health (1) 694,416 22,062
Pennant Group (1) 366,888 5,239
Privia Health Group (1) 634,030 17,506
U.S. Physical Therapy  179,688 17,593
157,322
Health Care Technology 0.5%
Certara (1) 468,777 11,302
Doximity, Class A (1) 295,207 9,559
20,861
Life Sciences Tools & Services 1.5%
10X Genomics, Class A (1) 226,595 12,642
Adaptive Biotechnologies (1) 252,106 2,226
Bruker  507,963 40,048
Olink Holding, ADR (1) 409,250 9,220
64,136
Pharmaceuticals 0.7%
Arvinas (1) 109,974 3,004
Catalent (1) 367,224 24,130
Structure Therapeutics, ADR (1) 75,767 1,803
Ventyx Biosciences (1) 100,573 3,369
32,306
Total Health Care 714,558
INDUSTRIALS & BUSINESS
SERVICES 14.9%
Aerospace & Defense 0.9%
Bombardier, Class B (CAD) (1) 169,525 9,254
Cadre Holdings  277,279 5,973
Parsons (1) 553,131 24,747
39,974
Building Products 1.1%
AZZ  599,519 24,724
CSW Industrials  138,377 19,225
Gibraltar Industries (1) 69,216 3,357
47,306
Commercial Services &
Supplies 1.2%
Rentokil Initial (GBP)  3,346,079 24,455
Stericycle (1) 384,887 16,785
Tetra Tech  90,408 13,282
54,522
Construction & Engineering 0.2%
WillScot Mobile Mini Holdings (1) 177,586 8,325
8,325
Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.1%
Thermon Group Holdings (1) 247,475 6,167
6,167
Ground Transportation 1.0%
Convoy, Warrants, 03/15/33,
Acquisition Date: 3/24/23, Cost $— (1)
(2)(3) 51,254 —
Landstar System  91,378 16,380
Saia (1) 104,449 28,419
44,799
Machinery 7.2%
Enerpac Tool Group  911,686 23,248
EnPro Industries  111,676 11,602
Esab  207,126 12,235
ESCO Technologies  258,442 24,668
Federal Signal  577,906 31,328
Graco  310,683 22,683
Helios Technologies  346,494 22,661
Ingersoll Rand  994,507 57,860
John Bean Technologies  178,252 19,481
Marel (ISK)  1,160,174 4,811
Mueller Water Products, Class A  1,398,057 19,489
RBC Bearings (1) 98,314 22,881
SPX Technologies (1) 447,295 31,570
Toro  139,112 15,464
319,981
Professional Services 1.6%
Booz Allen Hamilton Holding  81,273 7,533
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(3) 291,546 1,574
Clarivate (1) 1,654,680 15,538
Huron Consulting Group (1) 154,839 12,444
Legalzoom.com (1) 489,774 4,594
SS&C Technologies Holdings  395,587 22,339
Upwork (1) 431,931 4,890
68,912
Trading Companies &
Distributors 1.6%
Air Lease  460,644 18,136
Rush Enterprises, Class A  292,775 15,985
SiteOne Landscape Supply (1) 230,166 31,503
Xometry, Class A (1) 319,450 4,782
70,406
Total Industrials & Business Services 660,392
INFORMATION
TECHNOLOGY 12.3%
Communications Equipment 0.2%
Clearfield (1) 52,775 2,458
Infinera (1) 743,454 5,769
8,227
Electronic Equipment, Instruments
& Components 4.6%
CTS  690,488 34,152
Littelfuse  102,947 27,599
Mirion Technologies (1) 2,603,486 22,234

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Napco Security Technologies (1) 269,488 10,127
Novanta (1) 123,345 19,623
PAR Technology (1) 759,780 25,802
Teledyne Technologies (1) 106,813 47,784
Vontier  661,429 18,083
205,404
IT Services 0.1%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $620 (1)(2)(3) 12,795 804
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(3) 71,410 1,272
2,076
Semiconductors & Semiconductor
Equipment 2.5%
Credo Technology Group Holding (1) 725,627 6,835
Entegris  472,391 38,741
Lattice Semiconductor (1) 539,697 51,541
MACOM Technology Solutions
Holdings (1) 175,983 12,467
109,584
Software 4.9%
Amplitude, Class A (1) 953,500 11,862
Blackline (1) 293,510 19,709
Ceridian HCM Holding (1) 54,627 4,000
Descartes Systems Group (1) 442,555 35,674
DoubleVerify Holdings (1) 1,163,342 35,075
Five9 (1) 415,738 30,054
Manhattan Associates (1) 166,932 25,849
nCino (1) 110,660 2,742
Paycom Software (1) 22,876 6,954
Paycor HCM (1) 610,906 16,201
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(3) 74,692 559
Workiva (1) 294,851 30,196
218,875
Total Information Technology 544,166
MATERIALS 3.5%
Chemicals 1.9%
Element Solutions  2,372,164 45,807
HB Fuller  119,741 8,196
Quaker Chemical  141,749 28,059
82,062
Metals & Mining 1.4%
Compass Minerals International  126,000 4,321
Constellium (1) 1,718,515 26,259
ERO Copper (CAD) (1) 486,509 8,607
Franco-Nevada (CAD)  31,791 4,637
Haynes International  370,333 18,550
62,374
Paper & Forest Products 0.2%
West Fraser Timber (CAD)  114,132 8,141
8,141
Total Materials 152,577
Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE 5.4%
Health Care Real Estate Investment
Trusts 0.2%
Community Healthcare Trust, REIT  232,998 8,528
8,528
Industrial Real Estate Investment
Trusts 2.1%
EastGroup Properties, REIT  285,409 47,184
Rexford Industrial Realty, REIT  528,044 31,498
Terreno Realty, REIT  213,873 13,816
92,498
Real Estate Management &
Development 1.8%
Altus Group (CAD)  118,702 5,040
DigitalBridge Group  560,464 6,720
FirstService  393,437 55,471
Tricon Residential  1,794,412 13,907
81,138
Residential Real Estate Investment
Trusts 0.6%
Flagship Communities REIT  360,737 6,133
Independence Realty Trust, REIT  1,127,216 18,069
24,202
Specialized Real Estate Investment
Trusts 0.7%
CubeSmart, REIT  677,973 31,336
31,336
Total Real Estate 237,702
UTILITIES 3.4%
Electric Utilities 0.9%
IDACORP  277,849 30,100
MGE Energy  143,187 11,121
41,221
Gas Utilities 1.6%
Chesapeake Utilities  235,792 30,179
ONE Gas  141,199 11,187
Southwest Gas Holdings  467,266 29,181
70,547
Independent Power & Renewable
Electricity Producers 0.4%
NextEra Energy Partners  292,876 17,792
17,792
Water Utilities 0.5%
California Water Service Group  255,741 14,884
SJW Group  109,612 8,345
23,229
Total Utilities 152,789
Total Miscellaneous Common
Stocks  4.1% (5) 179,909
Total Common Stocks (Cost
$3,149,345) 4,129,694

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE BONDS 0.0%
Convoy, 15.00%, 9/30/26, Acquisition
Date: 3/24/23, Cost $356 (1)(2)(3) 355,569 356
Total Convertible Bonds (Cost $356) 356
CONVERTIBLE PREFERRED STOCKS 3.7%
CONSUMER DISCRETIONARY 0.5%
Hotels, Restaurants & Leisure 0.5%
Cava Group, Series E, Acquisition
Date: 6/23/20 - 3/26/21,
Cost $9,599 (1)(2)(3) 381,719 12,223
Cava Group, Series F, Acquisition
Date: 3/26/21, Cost $7,556 (1)(2)(3) 200,801 6,430
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,631 (1)(2)(3)(4) 404,324 1,621
20,274
Specialty Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(3) 1,098,082 2,020
2,020
Total Consumer Discretionary 22,294
CONSUMER STAPLES 0.4%
Food Products 0.4%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $6,275 (1)(2)(3) 339,830 17,002
Total Consumer Staples 17,002
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Acquisition Date:
1/28/22, Cost $4,795 (1)(2)(3) 45,609 3,528
Total Financials 3,528
HEALTH CARE 1.1%
Biotechnology 0.2%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(3) 853,615 5,617
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(3) 583,832 3,842
Leap Therapeutics, Acquisition Date:
9/28/20, Cost $937 (1)(2) 737 238
Leap Therapeutics, Hold-Back
Shares, Acquisition Date: 9/28/20,
Cost $121 (1)(2) 95 29
9,726
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(3) 2,892,844 2,939
2,939
Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,010 (1)(2)(3) 2,080,305 4,785
4,785
Life Sciences Tools & Services 0.7%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(3) 214,212 2,524
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(3) 381,143 2,127
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(3) 265,089 16,099
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(3) 155,519 9,444
30,194
Total Health Care 47,644
INDUSTRIALS & BUSINESS
SERVICES 0.5%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(3) 75,721 2,431
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(3) 1,087,799 5,472
7,903
Air Freight & Logistics 0.1%
FLEXE, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(3) 223,990 4,027
FLEXE, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(3) 78,800 1,417
5,444
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(3) 142,571 1,898
1,898
Ground Transportation 0.1%
Convoy, Series C, Acquisition Date:
9/14/18, Cost $3,999 (1)(2)(3) 563,190 2,917
Convoy, Series D, Acquisition Date:
10/30/19, Cost $5,376 (1)(2)(3) 397,082 2,057
4,974
Professional Services 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(3) 393,660 2,126
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(3) 627,795 3,390
5,516
Total Industrials & Business Services 25,735
INFORMATION TECHNOLOGY 0.8%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(3) 162,965 3,075

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959 (1)(2)(3) 50,834 959
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(3) 185 12
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(3) 90,775 5,702
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $578 (1)(2)(3) 5,381 338
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(3) 16,080 287
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(3) 1,600 28
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(3) 1,750 31
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(3) 203,440 3,625
14,057
Software 0.5%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(3) 475,993 6,607
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(3) 154,275 2,141
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(3) 613,641 2,994
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(3) 549,145 5,684
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(3) 42,590 441
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(3) 90,776 679
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(3) 74,504 557
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(3) 1,348 10
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(3) 172,687 1,292
20,405
Total Information Technology 34,462
MATERIALS 0.3%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(3) 88,718 4,492
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(3) 128,029 3,990
8,482
Shares/Par $ Value
(Cost and value in $000s)
‡
Metals & Mining 0.1%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092 (1)(2)(3) 112,792 4,825
4,825
Total Materials 13,307
Total Convertible Preferred Stocks
(Cost $150,746) 163,972
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 4.82% (6)(7) 129,972,395 129,972
Total Short-Term Investments (Cost
$129,972) 129,972
Total Investments in
Securities 99.9%
(Cost $3,430,419) $ 4,423,994
Other Assets Less Liabilities 0.1% 2,913
Net Assets 100.0% $ 4,426,907

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $226,762 and represents 5.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
GBP British Pound
ISK Iceland Krona
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

yes
The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ —# $ — $ 1,552+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government Reserve Fund, 4.82% $ 134,889  ¤  ¤ $ 129,972^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1,552 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $129,972.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2023. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2023, totaled $(1,754,000) for the period ended March 31, 2023.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,983,182 $ 84,288 $ 62,224 $ 4,129,694
Convertible Bonds — — 356 356
Convertible Preferred Stocks — 267 163,705 163,972
Short-Term Investments 129,972 — — 129,972
Total $ 4,113,154 $ 84,555 $ 226,285 $ 4,423,994
($000s)
Beginning
Balance
12/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/23
Investment in Securities
Common Stocks $ 58,637 $ 4,799 $ — $ (1,212) $ 62,224
Convertible Bonds — — 356 — 356
Convertible Preferred Stocks 169,897 (6,192) — — 163,705
Total $ 228,534 $ (1,393) $ 356 $ (1,212) $ 226,285

T. ROWE PRICE Institutional Small-Cap Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $ 62,224 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
1.5x
– 14.3x
2.9x Increase
Sales growth
rate
27%
- 168%
98% Increase
Enterprise
value to gross
profit multiple
4.7x
– 18.4x
9.5x Increase
Gross profit
growth rate
27% 27% Increase
Enterprise
value to
EBITDA
multiple
7.5x –
16.3 x
9.8x Increase
EBITDA
growth rate
(47%) (47%) Increase
Projected
enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Price to
tangible book
value multiple
0.8x
- 0.9x
0.9x Increase
Tangible book
value growth
rate
14% 14% Increase
Discount rate
for cost of
capital
13% 13% Decrease

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 34%
- 55%
51% Increase
Convertible Preferred Stocks $163,705 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
0.8x
– 14.3x
4.3x Increase
Sales growth
rate
25%
- 266%
49% Increase
Enterprise
value to gross
profit multiple
2.3x
- 18.4x
10.5x Increase
Gross profit
growth rate
27%
- 57%
34% Increase
Enterprise
value to
EBITDA
multiple
7.5x
- 23.3x
18.4x Increase
EBITDA
growth rate
65%
- 93%
90% Increase
Enterprise
value to gross
merchandise
value multiple
0.5x
- 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
30% 30% Increase
Projected
enterprise
value to sales
multiple
0.8x
- 5.1x
3.1x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x
- 15.1x
8.4x Increase
Price-to-
earnings
multiple
8.4x
- 11.9x
10.3x Increase

T. ROWE PRICE Institutional Small-Cap Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases,
Investments in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Price-to-
earnings
growth rate
0% - 85% 43% Increase
Discount rate
for cost of
capital
20%
- 40%
28% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 55% 55% Increase
Discounted
cash flow
Long-term
free cash flow
margin
27% 27% Increase
Long-term
free cash flow
growth rate
3% 3% Increase
Discount rate
for cost of
capital
25% 25% Decrease
Convertible Bonds $356 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Institutional Small-Cap Stock Fund

government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E129-054Q1 03/23